Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory income tax rate			$ 534	$ 3,665	$ 4,068
State income tax expense, net of federal income tax benefit			804	(388)	(180)
Income passed through to common unit holders and noncontrolling interests			(36)	(2)	(2,985)
Permanent differences			(66)	(201)	(1,410)
Valuation allowance			8,887	(12,725)	(407)
Effect of the Tax Cuts and Jobs Act			0	(303)	0
Other			241	231	134
Total income tax (expense) benefit	$ (1,300)	$ (706)	$ 10,364	$ (9,723)	$ (780)